Average Annual Total Returns (International Equity Index Trust A)	12 Months Ended
May 01, 2011
MSCI AC World Ex. US Index (gross of foreign withholding tax on dividends)
Average Annual Total Returns
One Year	11.60%
Five Year	5.29%
Since Inception	9.29%
Date of Inception	May 03, 2004
Series I, International Equity Index Trust A
Average Annual Total Returns
One Year	10.87%
Five Year	4.26%
Since Inception	8.25%
Date of Inception	May 03, 2004
Series II, International Equity Index Trust A
Average Annual Total Returns
One Year	10.72%
Five Year	4.05%
Since Inception	8.03%
Date of Inception	May 03, 2004
Series NAV, International Equity Index Trust A
Average Annual Total Returns
One Year	11.16%
Five Year	4.31%
Since Inception	8.29%
Date of Inception	Feb. 10, 2006